Subsequent Events (Details)								1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 17, 2025 USD ($) shares	Jun. 18, 2025 USD ($) $ / shares shares	Jun. 16, 2025 USD ($) shares	Jun. 10, 2025 USD ($) shares	Jun. 01, 2025 USD ($) $ / shares	Mar. 01, 2025 USD ($)	Jan. 01, 2025 USD ($) ft²	Jan. 31, 2025 USD ($) $ / shares	Jun. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 18, 2024 USD ($)	Jan. 01, 2024 m²
Subsequent Events (Details) [Line Items]
Proceeds from investor												$ 500,000	$ 3,134,500	$ 23,752
Stated discount rate														67.00%
Sales of equipment							$ 459,000
Sales pre-paid by the customer										$ 250,000
Long-term lease initial term					5 years						63 months		63 months
Rent per square foot (in Dollars per share) | $ / shares					$ 7			$ 7
Rent per month					$ 9,333	$ 12,333		$ 9,333	$ 2,334		$ 1,167	2,334	$ 4,668
Percentage of Rent Annually Increasing					3.00%			3.00%
Operating expenses of premises not to exceed per square foot (in Dollars per share) | $ / shares					$ 3.25			$ 3.25
Additional discount rate														10.00%
Principal repayment		$ 43,500
Number of shares equivalent (in Shares) | shares		2,456,500
Share Price (in Dollars per share) | $ / shares		$ 4
Cash									$ 6,492,646			$ 6,492,646		$ 721,032
Common stock, par value (in Dollars per share) | $ / shares									$ 0.0001			$ 0.0001		$ 0.0001
Common stock shares (in Shares) | shares									27,636,939			27,636,939		12,210,718
Exercise price per share (in Dollars per share) | $ / shares		$ 11.5							$ 11.5			$ 11.5
Investor subscribe shares (in Shares) | shares	1,755,786
Debt Instrument, Issued, Principal			$ 2,500,000
Commitment			$ 2,814,500
Line of credit aggregate proceeds															$ 50,000,000,000,000
Common Stock Holdings Market Value									$ 350,000			$ 350,000			$ 350,000
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock received warrant to purchase														$ 1
Bridge Loan Agreements [Member]
Subsequent Events (Details) [Line Items]
Debt instrument, face amount									2,500,000			2,500,000		2,500,000
Cash payment		$ 293,500							$ 293,500			293,500
Equity iterest		$ 250,000										$ 250,000
Common stock, par value (in Dollars per share) | $ / shares									$ 14			$ 14
PIPE Investments [Member]
Subsequent Events (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares									$ 4			$ 4
Investor subscribe shares (in Shares) | shares			1,317,750	250,000
Exchange	$ 7,023,143		$ 5,271,000	$ 1,000,000
Unsecured Bridge Loan Agreements [Member]
Subsequent Events (Details) [Line Items]
unsecured loan									$ 2,850,000			$ 2,850,000		$ 2,850,000
Annual interest rate												20.00%		20.00%
Bridge Loan Agreements [Member]
Subsequent Events (Details) [Line Items]
Minimum interest		10.00%							10.00%			10.00%
Nonrelated Party [Member]
Subsequent Events (Details) [Line Items]
Area of land (in Square Meters)							16,000									16,000
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares														$ 0.0001
Exercise price per share (in Dollars per share) | $ / shares														$ 11.5
Common Stock [Member] | PIPE Investments [Member]
Subsequent Events (Details) [Line Items]
Common stock shares (in Shares) | shares			1,317,750
Common Stock [Member] | Business Combination [Member]
Subsequent Events (Details) [Line Items]
Common stock shares (in Shares) | shares														1
Common Stock [Member] | Business Combination [Member]
Subsequent Events (Details) [Line Items]
Common stock shares (in Shares) | shares														13,000,000
Maximum [Member]
Subsequent Events (Details) [Line Items]
Stated discount rate									80.00%			80.00%		80.00%
Rent per square foot (in Dollars per share) | $ / shares					$ 7.5			$ 7.5
Provision requiring a minimum												10.00%		10.00%
Cash		$ 270,000
Minimum [Member]
Subsequent Events (Details) [Line Items]
Stated discount rate									67.00%			67.00%		67.00%
Annual interest rate		8.00%
Provision requiring a minimum												8.00%		8.00%
Cash		$ 110,000
Minimum [Member] | Bridge Loan Agreements [Member]
Subsequent Events (Details) [Line Items]
Annual interest rate		10.00%